Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Components of Lease Expense and Other Information

The components of lease expense for the three and six months ended June 30, 2023 were as follows (in thousands except lease term and discount rate):

Lease expense	Operating Leases
Amortization of ROU assets (operating lease cost)	$265
Interest on lease liabilities	37
Total lease expense	$302

Other Information
Operational cash flow used for operating leases	$293
Weighted -average remaining lease term (in years)	2.08
Weighted -average discount rate	6.31%

The components of lease expense for the year ended December 31, 2022 was as follows (in thousands except lease term and discount rate):

Lease expense	Operating Leases
Amortization of ROU assets (operating lease cost)	$653
Interest on lease liabilities	99
Total lease expense	$752

Other Information
Operational cash flow used for operating leases	$781
ROU assets obtained in exchange for lease liabilities	234
Weighted -average remaining lease term (in years)	2.54
Weighted -average discount rate	6.31%

Schedule of Future Commitments and Sublease Income

Future lease payments under non-cancelable leases as of June 30, 2023 were as follows (in thousands):

Years ending December 31,	Future lease commitments
2023	$270
2024	541
2025	350
Total future minimum lease payments	1,161
Less imputed interest	(72)
Total lease liability	$1,089

Future lease payments under non-cancelable leases as of December 31, 2022 were as follows (in thousands):

Years ending December 31,	Future lease commitments
2023	565
2024	541
2025	349
Thereafter	-
Total future minimum lease payments	$1,455
Less imputed interest	$(109)
Total lease liability	$1,346

Schedule of Operating Lease Liability
Reported as:
Operating lease liability, current	$489
Operating lease liability, non-current	600
Total	$1,089

Reported as:
Operating lease liability, current	$498
Operating lease liability, non-current	848
Total	1,346